March 9, 2017

DREYFUS INVESTMENT PORTFOLIOS
-MidCap Stock Portfolio

Supplement to Statement of Additional Information dated

April 29, 2016

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager[1]	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Peter D. Goslin	21	$4.5B	16	$599M	48	$6.0B
Syed A. Zamil	21	$4.5B	16	$599M	48	$6.0B

1               Because Messrs. Goslin and Zamil became portfolio managers of MidCap Stock Portfolio as of March 9, 2017, information is as of December 31, 2016.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Peter D. Goslin	Other	7	$688M
Syed A. Zamil	Other	7	$688M

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager[1]	Fund	Dollar Range of Fund Shares Beneficially Owned
Peter D. Goslin	MidCap Stock Portfolio	None
Syed A. Zamil	MidCap Stock Portfolio	None

1                      Because Messrs. Goslin and Zamil became portfolio managers of MidCap Stock Portfolio as of March 9, 2017, information is as of December 31, 2016.

IPSRG-SAISTK-0317